Assets and Liabilities Measured at Fair Value (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Interest rate swap arrangements (note 9)		$ 1	$ 2
Current liabilities:
Interest rate swap arrangements (note 9)		13	61
Recurring
Current assets:
Cash equivalents	314	424	493
Interest rate swap arrangements (note 9)		1	2
Current liabilities:
Interest rate swap arrangements (note 9)		13	61
Long-term liabilities
Debt (note 9)	3,703	3,626	2,636
Recurring | Level 1
Current assets:
Cash equivalents	314	424	493
Recurring | Level 2
Current assets:
Interest rate swap arrangements (note 9)		1	2
Current liabilities:
Interest rate swap arrangements (note 9)		13	61
Long-term liabilities
Debt (note 9)	$ 3,703	$ 3,626	$ 2,636